UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2006

Check here if Amendment  (     ) ;   Amendment Number:
This Amendment    (Check only one.)  :  (     )        is a restatement.
                                        (     )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Commonfund Asset Management Company, Inc.
Address:       15 Old Danbury Road
               P. O. Box 812
               Wilton, CT  06897-0812

Form 13F File Number:     28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael H. Strauss
Title:        Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:        203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss          Wilton, CT                4/10/06
(Signature)                    (City, State)               (Date)

Report Type      (Check only one.):

(     )   13F HOLDINGS REPORT.     (Check here if all holdings of this
          reporting manager are reported in this report.)

(     )   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(  X  )   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               31

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:          $  12,720
                                                 (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number Name of Sub-adviser
---      -------------------- --------------------
1        28-6538              AEW Capital Management, L.P.
2        28-2616              Angelo, Gordon & Co., L.P.
3        28-06126             Armstrong Shaw Associates
4        28-05508             Aronson Partners
5        28-5422              Artisan Partners Limited Partnership
6        28-06044             Clarion CRA Securities LP
7        28-06233             Cliffwood Partners LLC
8        28-03121             David M. Knott
9        28-05268             De Prince, Race & Zollo, Inc.
10       28-06035             D.G. Capital Management, Inc.
11       28-02602             Edgewood Management Company
12       28-01185             Frontier Capital Management Co.
13       28-04981             Goldman Sachs Asset Management
14       28-03377             Grantham, Mayo, Van Otterloo & Co. LLC
15       28-2013              Harris Associates, L.P.
16       28-10329             Income Research & Management
17       28-10706             IronBridge Capital Management
18       28-00074             Jennison Associates
19       none                 Lloyd George Management
20       28-398               Loomis Sayles & Co.
21       28-06748             Marsico Asset Management, LLC
22       28-04632             Martingale Asset Management
23       28-10372             Philadelphia International Advisers
24       28-03791             Pzena Investment Management
25       28-1399              Southeastern Asset Management, Inc.
26       28-01693             Steinberg Priest & Sloane Capital Management, LLC
27       28-00620             The Boston Company Asset Management, LLC
28       28-02927             Water Street Capital Inc.
29       28-517               Wellington Management Company, LLP
30       28-1700              Western Asset Management Company
31       28-04871             William Blair & Company, L.L.C.

                          FORM 13(F) INFORMATION TABLE



Column 1         Column 2        Column 3     Column 4  Column 5                  Column 6    Column 7  Column 8
                                              Value     Shares or  Shares/  Put/  Investment  Other      Voting Authority
Name of Issuer   Title of Class  Cusip        (x$1000)  PRN Amt.   PRN      Call  Discretion  Managers  Sole  Shared  None
---------------  --------------  -----------  --------  ---------  -------  ----  ----------  --------  ----  ------  ----
Tenaris SA       Sponsored ADR   88031M109    6,473     35,830     SH             Defined     No         x
Cia Siderurgica  Sponsored ADR   20440W105    4,411    140,400     SH             Defined     No         x
Enersis SA       Sponsored ADR   29274F104      208     17,500     SH             Defined     No         x
Posco            Sponsored ADR   693483 10 9  1,628     25,510     SH             Defined     No         x